Lease Commitments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of Lease Expense [Abstract]
Variable lease cost	[1]	$ 587	$ 463
Short-term lease cost		131	147
Sublease income		(120)	(110)
Total operating lease cost		3,908	4,347
Assets [Abstract]
Right of use assets		17,918	12,130
Liabilities [Abstract]
Current lease liabilities	[2]	$ 3,228	$ 2,218
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]		Accrued Liabilities, Current	Accrued Liabilities, Current
Long-term lease liabilities		$ 16,117	$ 11,067
Total lease liabilities		$ 19,345	$ 13,285
Weighted-Average Remaining Lease Term and Discount Rate [Abstract]
Weighted-average remaining lease term - operating leases		7 years 2 months 12 days	8 years 1 month 6 days
Weighted-average discount rate - operating leases		4.93%	6.07%
Maturities of Lease Liabilities [Abstract]
2021		$ 4,021
2022		3,731
2023		3,462
2024		2,417
2025		2,056
Years thereafter		7,428
Total lease payments		23,115
Less: Imputed interest		3,770
Present value of lease liabilities		19,345	$ 13,285
Future Minimum Lease Payments for Operating Leases [Abstract]
2021			2,909
2022			2,653
2023			2,417
2024			2,374
2025			2,056
Years thereafter			7,428
Total			19,837
Operating lease liabilities not yet commenced			1,500
Impairment of right of use assets		149	301	$ 0
Cost of Sales [Member]
Components of Lease Expense [Abstract]
Operating lease cost		908	874
Selling, General and Administrative [Member]
Components of Lease Expense [Abstract]
Operating lease cost		$ 2,402	$ 2,973

[1]	Variable lease cost includes elements of a contract that do not represent a good or service but for which the lessee is responsible for paying.
[2]	Reported within accrued liabilities on the balance sheet